Share-Based Payments - Summary of Share Based Payment Performance Condition (Detail)	12 Months Ended
Dec. 31, 2017 $ / oz
Relative TSR [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	33.00%
Threshold	Median of the peer group
Target	Linear vesting to apply between median and upper quartile performance and capped at upper quartile performance
Absolute TSR [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	33.00%
Threshold	N/A - No vesting below target
Target	Compounded cost of equity in real terms over three-year performance period
Stretch and cap	Compounded cost of equity in real terms over three-year performance period +6% per annum
Absolute Net Shareholder Return [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stretch and cap: Compounded cost of equity in real terms over 3 year performance period	6.00%
Gold Fields Limited 2012 Share Plan Amended [Member] | Free Cash Flow Margin [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gold price per ounce, Threshold	1,300
Gold price per ounce, Target	1,300
Gold price per ounce, Stretch and Cap	1,300
Free cash flow margin ("FCFM"), Threshold	5.00%
Free cash flow margin ("FCFM"), Target	15.00%
Years performance period	3 years
Free cash flow margin ("FCFM"), Stretch and Cap	20.00%
Vesting Target Threshold Bottom of Range [Member] | Absolute Net Shareholder Return [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Threshold - Absolute TSR	N/A
Vesting Target Threshold Top of Range [Member] | Absolute Net Shareholder Return [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target performance period in years	3 years
Stretch performance period in years	3 years
Gold Fields Limited 2012 Share Plan Amended [Member] | Free Cash Flow Margin [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	34.00%
Threshold	Average FCFM over performance period of 5% at a gold price of $1,300/oz - margin to be adjusted relative to the actual gold price for the three-year period
Target	Average FCFM over performance period of 15% at a gold price of $1,300/oz - margin to be adjusted relative to the actual gold price for the three-year period
Stretch and cap	Average FCFM over performance period of 20% at a gold price of $1,300/oz - margin to be adjusted relative to the actual gold price for the three-year period